Income Tax - Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Change In Tax Positions [Abstract]
Beginning balance	$ 706	$ 828	$ 1,856
Additions based on tax positions related to the current year			0
Decrease due to lapses in statute of limitations		(175)	(923)
Exchange difference	(32)	53	(105)
Ending balance	$ 674	$ 706	$ 828